Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

Total intangible assets consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross Amount	Accumulated Amortization	Net Balance
	USD in thousands
Brands	7,774	(3,211)	4,563
Customer relationships	1,083	(54)	1,029
Total	8,857	(3,265)	5,592

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Balance
	USD in thousands
Brands	7,774	(2,829)	4,945

The Brands and customer relationships are being amortized over useful lives of ten years and five years, respectfully. Amortization expenses were $436 thousand and $384 thousand, for the six months ended June 30, 2025, and 2024, respectively.